CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series B preferred stock	Preferred Stock	Common Stock Series B preferred stock	Common Stock	Add'l Paid in Capital Series B preferred stock	Add'l Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interest	Series B preferred stock	Total
Beginning balance at Dec. 31, 2014		$ 93		$ 1,379		$ 36,977,169	$ (12,337,665)	$ (388,357)			$ 24,252,619
Beginning balance (in shares) at Dec. 31, 2014		932,000		13,791,460
Increase (decrease) in Stockholders' Equity
Equity compensation expense						2,490,175					2,490,175
Issue common stock for services				$ 21		900,479					900,500
Issue common stock for services (in shares)				210,000
Exercise of stock option and warrants				$ 4		18,745					18,749
Exercise of stock option and warrants (in shares)				31,276
Warrant issued in conjunction with debt financing						318,679					318,679
Common stock issued in conjunction with debt restructuring				$ 20		653,980					654,000
Common stock issued in conjunction with debt restructuring (in shares)				200,000
Common stock issued in conjunction with debt financing				$ 13		999,987					1,000,000
Common stock issued in conjunction with debt financing (in shares)				134,409
Common stock issued upon conversion of preferred stock	$ (20)		$ 20
Common stock issued upon conversion of preferred stock (in shares)	(199,996)		199,996
Preferred stock compensation	$ 5				$ 345,329					$ 345,334
Preferred stock compensation (in shares)	50,000
Issue common stock in litigation settlement				$ 30		512,970					513,000
Issue common stock in litigation settlement (in shares)				300,000
Currency translation loss								(877,455)			(877,455)
Net Loss							(16,939,859)				(16,939,859)
Ending balance at Dec. 31, 2015		$ 78		$ 1,487		43,217,513	(29,277,524)	(1,265,812)			12,675,742
Ending balance (in shares) at Dec. 31, 2015		782,004		14,867,141
Increase (decrease) in Stockholders' Equity
Equity compensation expense						1,817,344					1,817,344
Issue common stock for services				$ 18		135,982					136,000
Issue common stock for services (in shares)				180,000
Issue common stock				$ 349		4,653,731					4,654,080
Issue common stock (in shares)				3,481,997
Warrant issued in conjunction with debt financing						50					50
Warrant exercise to purchase common stock (in shares)				23,334
Warrant exercise to purchase common stock				$ 23		46,644					46,667
Convertible debt warrant repricing						6,425					6,425
Currency translation loss								205,422			205,422
Net Loss							(28,665,024)		$ (163,848)		(28,828,872)
Ending balance at Dec. 31, 2016		$ 78		$ 1,877		$ 49,877,689	$ (57,942,548)	$ (1,060,390)	$ (163,848)		$ (9,287,142)
Ending balance (in shares) at Dec. 31, 2016		782,004		18,552,472